PREPAID EXPENSE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expense and Other Current Assets

Prepaid expense and other current assets consist of the following:

	December 31,
	2011	2012
Spare parts	$3,166,462	$3,975,860
Prepaid Value added tax ("VAT")	5,399,839	18,705,984
VAT Refundable	1,002,186	-
Prepaid insurance fee	1,121,769	471,721
Others	461,886	780,402

Total	$11,152,142	$23,933,967